Investments In Associated Companies (Mueller) (Narrative) (Details) (Mueller [Member], USD $)	12 Months Ended
Dec. 31, 2011
Mueller [Member]
Maximum percentage of outstanding shares allowed to be owned by future buyer	4.90%
Shares acquired	10,422,859
Percentage of shares owned	27.30%
Maximum percentage of outstanding shares allowed to be owned by the company	27.50%
Cash consideration	$ 408,558,000